1875 K Street, N.W. Washington, DC 20006-1238 Tel: 202 303 1000 Fax: 202 303 2000

March 15, 2024

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	iShares Trust (the “Trust”)

(Securities Act File No. 333-92935

Investment Company Act File No. 811-09729)

Post-Effective Amendment No. 2,722

Ladies and Gentlemen:

On behalf of the Trust, we hereby transmit for filing under the Securities Act of 1933 (the “1933 Act”) and the Investment Company Act of 1940, Post-Effective Amendment No. 2,722 (the “Amendment”) to the Trust’s Registration Statement on Form N-1A. The Amendment relates to the following series of the Trust (each, a “Fund”):

iShares Large Cap Max Buffer Mar ETF

iShares Large Cap Max Buffer Jun ETF

iShares Large Cap Max Buffer Sep ETF

iShares Large Cap Max Buffer Dec ETF

The Amendment is being filed pursuant to Rule 485(a)(2) under the 1933 Act for the sole purpose of adding new series to the Trust, and it will become automatically effective 75 days after the filing.

The following information is provided to assist the Staff of the Commission (the “Staff”) in its review of the Registration Statement.

(1) Changes from Recent Filings

Although each Fund’s description of its investment strategy and risk factors are specific to the Fund, the Prospectuses for each Fund, including the investment strategy and risk factors, are virtually identical to each other Fund.

The Amendment follows the general format used by previous filings of the Trust in accordance with the revised Form N-1A, for example, Post-Effective Amendment No. 2,676, filed pursuant to Rule 485(a)(2) on October 4, 2023, relating to iShares Paris-Aligned Climate MSCI World ex USA ETF (“PEA 2,676”), which became effective on December 18, 2023.

BRUSSELS CHICAGO FRANKFURT HOUSTON LONDON LOS ANGELES MILAN

MUNICH NEW YORK PALO ALTO PARIS ROME SAN FRANCISCO WASHINGTON

Securities and Exchange Commission

March 15, 2024

(2) Prior Filings with Similar Disclosure

Much of the disclosure in the Amendment is substantially similar to that in previous filings submitted by the Trust and reviewed by the Staff. In particular, we invite your attention to PEA 2,676. The substantially similar sections are as follows:

In the Prospectus:

“Portfolio Holdings Information,” “Management – Investment Adviser,” “Shareholder Information – Buying and Selling Shares,” “Management – Portfolio Managers,” “Shareholder Information – Book Entry,” “Shareholder Information – Share Prices,” “Shareholder Information – Householding,” “Distribution,” and “Financial Highlights.”

In the Statement of Additional Information:

“General Description of the Trust and its Funds,” “Exchange Listing and Trading,” “Proxy Voting Policy,” “Portfolio Holdings Information,” “Continuous Offering,” “Investment Advisory, Administrative and Distribution Services – Investment Adviser,” “Investment Advisory, Administrative and Distribution Services – Code of Ethics,” “Investment Advisory, Administrative and Distribution Services – Anti-Money Laundering Requirements,” “Investment Advisory, Administrative and Distribution Services – Distributor,” “Determination of Net Asset Value,” “Brokerage Transactions,” “Additional Information Concerning the Trust,” “Financial Statements,” and “Miscellaneous Information.”

The Trust notes that the disclosure in the sections of the Statement of Additional Information entitled “Creation and Redemption of Creation Units – Costs Associated with Creation Transactions” and “Creation and Redemption of Creation Units – Costs Associated with Redemption Transactions” is substantially similar to that in Post-Effective Amendment No. 2,624, filed pursuant to Rule 485(a)(2) on March 3, 2023, relating to iShares Climate Conscious & Transition MSCI USA ETF, which became effective on May 17, 2023.

* * * * *

The operations of each Fund, the description of the shares offered and the other information that is typically common in a fund complex do not appear to raise novel issues or problem areas that warrant particular attention of the Staff in reviewing the Registration Statement. Consequently, on behalf of the Trust, we request that the Registration Statement be given selective review by the Staff.1

If you have any questions or need further information, please call me at (202) 303-1124.

[1]	See Inv. Co. Act. Release No. 13768 (Feb. 15, 1984).

Securities and Exchange Commission

March 15, 2024

Sincerely,

/s/ Benjamin J. Haskin
Benjamin J. Haskin

cc:	Marisa Rolland

Adithya Attawar

Jennifer Kerslake

DeCarlo McLaren

Tim Kahn

Michael Gung

Toree Ho

Luis Mora

George Rafal

Eli Schwartz